INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual)	12 Months Ended
Mar. 31, 2018 USD ($)
Series 17 [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable	$ 7,893